UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating

Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 4/15/23	USD	335	$352,393
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.47%,
4/20/23 (a)(b)		575	503,269
Gannett Peak CLO Ltd., Series 2006-
1X, Class A2, 0.81%, 10/27/20 (b)		715	579,150
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D,
4.66%, 4/17/22 (a)(b)		950	850,250
Greyrock CDO Ltd., Series 2005-1X, Class A2L, 0.89%, 11/15/17 (b)		1,495	1,302,294
LCM LP, Series 11A, Class D2, 4.41%, 4/19/22 (a)(b)		1,000	875,000
MAPS CLO Fund LLC, Series 2005-1A, Class C, 1.42%, 12/21/17 (a)(b)		705	666,860
Race Point CLO, Series 2012-6A,
Class D, 4.97%, 5/24/23 (a)(b)		675	609,863
Symphony CLO Ltd., Class D (a)(b):
Series 2012-9A, 4.71%, 4/16/22		775	690,447
Series 2012-10A, 5.69%, 7/23/23		925	855,625

Total Asset-Backed Securities – 2.2%			7,285,151

Common Stocks (c)	Shares

Auto Components – 0.3%
Delphi Automotive Plc		43,786	1,243,073

Construction & Engineering – 0.0%
USI United Subcontractors		7,645	15,289

Hotels, Restaurants & Leisure – 0.2%
BLB Worldwide Holdings, Inc.		50,832	575,063

Metals & Mining – 0.1%
Euramax International		1,135	329,208

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd.		55,255	105,788
Ainsworth Lumber Co. Ltd.		62,685	120,013

			225,801

Software – 0.3%
Bankruptcy Management Solutions, Inc.		2,947	29

Common Stocks	Shares		Value
Software (concluded)
HMH Holdings/EduMedia		41,612	$964,026

			964,055

Total Common Stocks – 1.0%			3,352,489

Corporate Bonds	Par (000)
Auto Components – 0.7%
Icahn Enterprises LP:
7.75%, 1/15/16	USD	1,515	1,592,644
8.00%, 1/15/18		660	701,250

			2,293,894

Beverages – 1.0%
Central European Distribution Corp., 3.32%, 5/15/14	EUR	1,500	1,734,863
Refresco Group BV (b):
4.69%, 5/15/18		1,000	1,131,968
4.69%, 5/15/18 (a)		500	565,984

			3,432,815

Building Products – 0.2%
Grohe Holding GmbH, 4.66%,
9/15/17 (a)(b)		700	818,216

Capital Markets – 0.1%
E*Trade Financial Corp., 3.61%,
8/31/19 (a)(d)(e)	USD	439	340,774

Chemicals – 0.3%
Hexion US Finance Corp., 6.63%, 4/15/20		565	577,713
Ineos Finance Plc, 8.38%, 2/15/19 (a)		285	294,975

			872,688

Commercial Banks – 1.3%
VTB Bank OJSC Via VTB Capital SA,
6.88%, 5/29/18		3,940	4,215,800

Commercial Services & Supplies – 0.2%
AWAS Aviation Capital Ltd., 7.00%,
10/17/16 (a)		538	565,345

Communications Equipment – 0.5%
Zayo Group LLC /Zayo Capital, Inc. (a):
8.13%, 1/01/20		1,010	1,068,075
10.13%, 7/01/20		665	709,887

			1,777,962

Consumer Finance – 0.3%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		1,015	1,096,200

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging – 0.7%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	300	$387,576
7.38%, 10/15/17 (a)		400	516,768
GCL Holdings SCA, 9.38%,
4/15/18 (a)		329	372,418
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		355	467,913
7.75%, 11/15/19		416	555,353

			2,300,028

Diversified Financial Services – 0.5%
Ally Financial, Inc., 2.67%,
12/01/14 (b)	USD	795	771,101
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		325	345,312
6.88%, 2/15/21		490	521,850

			1,638,263

Diversified Telecommunication Services – 0.2%
ITC Deltacom, Inc., 10.50%,
4/01/16		530	571,075

Energy Equipment & Services – 0.7%
Compagnie Générale de Géophysique, Veritas, 7.75%, 5/15/17 1,795			1,869,044
Frac Tech Services LLC, 8.13%,
11/15/18 (a)		410	416,150

			2,285,194

Health Care Equipment & Supplies – 0.3%
Ontex IV SA, 4.62%, 4/15/18 (b)	EUR	1,000	1,138,120

Health Care Providers & Services – 1.3%
Crown Newco 3 Plc, 7.00%,
2/15/18 (a)	GBP	1,750	2,723,160
HCA, Inc., 6.50%, 2/15/20	USD	1,055	1,178,963
Tenet Healthcare Corp., 6.25%,
11/01/18		495	533,981

			4,436,104

Hotels, Restaurants & Leisure – 0.1%
Carlson Wagonlit BV, 6.88%,
6/15/19 (a)		200	206,500

Household Durables – 0.4%
Beazer Homes USA, Inc., 12.00%,
10/15/17		1,135	1,224,381
Berkline/Benchcraft LLC, 4.50%,
11/03/12 (c)(f)		400	–

			1,224,381

Independent Power Producers & Energy Traders – 1.1%
Calpine Corp., 7.25%, 10/15/17 (a)		125	135,313
Energy Future Holdings Corp.,
10.00%, 1/15/20		725	783,906

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC, 10.00%,
12/01/20	USD	2,525	$2,780,656

			3,699,875

Machinery – 1.0%
KION Finance SA, 4.75%,
4/15/18 (a)(b)	EUR	3,000	3,119,063
UR Merger Sub Corp., 5.75%,
7/15/18 (a)	USD	210	219,450

			3,338,513

Media – 3.9%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		501	538,575
Series B, 9.25%, 12/15/17		1,704	1,840,320
Odeon & UCI Finco Plc, 9.00%,
8/01/18 (a)	GBP	914	1,390,024
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17	EUR	500	662,878
8.13%, 12/01/17 (a)	USD	2,500	2,712,500
4.91%, 3/15/18 (b)		2,000	2,460,799
Virgin Media Secured Finance Plc,
7.00%, 1/15/18	GBP	1,197	2,036,238
Ziggo Finance BV, 6.13%,
11/15/17 (a)	EUR	1,005	1,326,202

			12,967,536

Metals & Mining – 0.1%
New World Resources NV, 7.88%,
5/01/18		285	336,637

Oil, Gas & Consumable Fuels – 3.0%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)	USD	342	363,375
EP Energy LLC/EP Energy Finance,
Inc., 6.88%, 5/01/19 (a)		385	410,987
Gazprom OAO Via RBS AG, 9.63%,
3/01/13		3,230	3,385,040
KazmunaiGaz Finance Sub BV,
8.38%, 7/02/13		1,500	1,582,275
OGX Petroleo e Gas Participacoes
SA, 8.50%, 6/01/18 (a)		1,600	1,410,000
Petroleos de Venezuela SA, 5.25%,
4/12/17		4,000	2,905,200

			10,056,877

Paper & Forest Products – 0.3%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(g)		559	497,385

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)	USD	420	$433,650

			931,035

Pharmaceuticals – 0.1%
Valeant Pharmaceuticals
International, 6.50%, 7/15/16 (a)		235	249,100

Real Estate Management & Development – 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		445	477,819

Specialty Retail – 0.1%
House of Fraser Funding Plc,
8.88%, 8/15/18 (a)	GBP	349	492,462

Transportation Infrastructure – 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (a)	CHF	1,100	1,191,488

Wireless Telecommunication Services – 2.8%
Cricket Communications, Inc.,
7.75%, 5/15/16	USD	1,950	2,067,000
iPCS, Inc., 2.59%, 5/01/13 (b)		1,155	1,146,338
Matterhorn Mobile SA, 5.94%,
5/15/19 (b)	EUR	3,000	3,737,339
Sprint Nextel Corp. (a):
9.00%, 11/15/18	USD	790	922,325
7.00%, 3/01/20		1,460	1,591,400

			9,464,402

Total Corporate Bonds – 21.6%			72,419,103

Floating Rate Loan Interests (b)
Aerospace & Defense – 1.6%
DynCorp International, Term
Loan B, 6.25%, 7/07/16		455	453,823
SI Organization, Inc., New Term
Loan B, 4.50%, 11/22/16		1,077	1,047,807
Spirit Aerosystems, Inc., Term
Loan B, 3.75%, 4/18/19		968	968,484
TransDigm, Inc.:
Add on Term Loan B2, 4.00%,
2/14/17		453	453,178
Term Loan (First Lien), 4.00%,
2/14/17		1,676	1,677,540
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/07/17		818	816,914

			5,417,746

Airlines – 0.5%
Delta Air Lines, Inc., Credit New
Term Loan B, 5.50%, 4/20/17		1,635	1,637,037

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components – 2.5%
August LuxUK Holding Co. Sarl,
Luxco Term Loan, 6.25%,
4/27/18	USD	147	$146,955
August US Holding Co., Inc., Term
Loan B, 6.25%, 4/27/18		113	113,045
Autoparts Holdings Ltd., Term Loan
(First Lien), 6.50%, 7/28/17		1,638	1,592,590
Federal-Mogul Corp.:
Term Loan B, 2.18% - 2.19%,
12/29/14		1,702	1,615,786
Term Loan C, 2.18% - 2.19%,
12/28/15		475	451,286
The Goodyear Tire & Rubber Co.,
Term Loan (Second Lien),
4.75%, 4/30/19		1,705	1,685,512
GPX International Tire Corp.,
Term Loan (c)(f):
0.00%, 3/30/12		274	–
0.00%, 3/31/12 (g)		4	–
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17		1,700	1,703,400
UCI International, Inc., Term Loan,
5.50%, 7/26/17		936	935,357

			8,243,931

Beverages – 0.0%
Le-Nature’s, Inc., Tranche B Term
Loan, 0.00%, 3/01/11 (c)(f)		1,000	100

Biotechnology – 0.4%
Grifols, Inc., Term Loan B, 4.50%,
6/01/17		1,471	1,468,113

Building Products – 2.7%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		2,056	2,047,280
CPG International, Inc., Term Loan
B, 6.00%, 2/18/17		2,118	2,054,217
Goodman Global, Inc., Initial Term
Loan (First Lien), 5.75%,
10/28/16		3,714	3,713,978
Momentive Performance
Materials, Inc. (Nautilus),
Extended Term Loan, 3.66%,
5/05/15	EUR	808	909,548
United Subcontractors, Inc., Term
Loan (First Lien), 4.47%,
6/30/15	USD	198	178,130

			8,903,153

Capital Markets – 1.5%
American Capital Ltd., Term
Loan B, 7.50%, 12/31/13		168	165,994
HarbourVest Partners LLC, Term
Loan (First Lien), 6.25%,
12/16/16		1,885	1,875,635

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Capital Markets (concluded)
Nuveen Investments, Inc.:
(First Lien) Term Loan, 5.95% -
5.96%, 5/13/17	USD	750	$747,519
Extended Term Loan, 5.95% -
5.97%, 5/12/17		1,773	1,764,817
Incremental Term Loan,
7.25%, 5/13/17		425	426,330

			4,980,295

Chemicals – 6.1%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/25/17		1,605	1,546,834
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16		1,800	1,802,250
Gentek, Inc., Term Loan B, 5.00%,
10/06/15		1,049	1,042,938
Ineos US Finance LLC:
3 Year Term Loan, 5.50%,
5/04/15		234	235,711
6 Year Term Loan, 6.50%,
5/04/18		6,643	6,504,969
MDI Holdings LLC, Tranche C Term
Loan, 2.36%, 4/11/14	EUR	1,352	1,642,629
Nexeo Solutions LLC, Term Loan B,
5.00%, 9/08/17	USD	1,383	1,351,394
PolyOne Corp., Term Loan, 5.00%,
12/20/17		483	483,540
PQ Corp., Term Loan B, 4.00%,
7/30/14		2,302	2,240,584
Styron Sarl LLC, Term Loan B,
6.00% - 6.75%, 8/02/17		512	474,521
Tronox Worldwide LLC:
Delayed Draw Term Loan,
4.25%, 2/08/18		347	340,419
Term Loan B, 4.25%, 2/08/18		1,273	1,248,202
Univar, Inc., Term Loan B, 5.00%,
6/30/17		1,461	1,449,228

			20,363,219

Commercial Services & Supplies – 4.2%
ACCO Brands Corp., New Term
Loan B, 4.25%, 4/30/19		2,174	2,178,597
Altegrity, Inc, Tranche D Term
Loan, 7.75%, 2/20/15		1,804	1,792,683
AWAS Aviation Capital Ltd., Senior
Secured Term Loan, 0.00%,
7/16/18		270	269,325
AWAS Finance Luxembourg Sarl,
Term Loan B, 5.25%, 6/10/16		1,911	1,904,436
Delos Aircraft, Inc., Term Loan 2,
4.75%, 4/12/16		1,675	1,687,562

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
KAR Auction Services, Inc., Term
Loan B, 5.00%, 5/19/17	USD	2,176	$2,187,926
Protection One Alarm Monitoring,
Inc., Term Loan, 5.75%,
3/21/19		1,357	1,357,455
Synagro Technologies, Inc., Term
Loan B, 2.25%, 4/02/14		1,723	1,483,218
Volume Services America, Inc.,
Term Loan B, 10.50% - 10.75%,
9/16/16		1,204	1,203,563

			14,064,765

Communications Equipment – 3.7%
Avaya, Inc.:
Term Loan B1, 3.22%,
10/24/14		1,070	989,387
Term Loan B3, 4.97%,
10/26/17		323	279,868
CommScope, Inc., Term Loan B,
4.25%, 1/12/18		1,751	1,746,208
Telesat Canada, Term Loan A,
4.41%, 3/24/17	CAD	6,670	6,301,865
Zayo Group LLC, Term Loan B,
7.13%, 7/02/19	USD	3,100	3,132,953

			12,450,281

Construction & Engineering – 0.8%
BakerCorp. International, Inc.,
Term Loan B, 4.75%, 6/01/18		678	674,929
Safway Services LLC, First Out
Tranche Loan, 9.00%, 12/16/17		2,100	2,100,000

			2,774,929

Construction Materials – 1.8%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		5,910	6,006,038

Consumer Finance – 0.8%
Springleaf Finance Corp., Term
Loan, 5.50%, 5/10/17		2,820	2,691,916

Containers & Packaging – 0.8%
Sealed Air Corp., Term Loan B,
4.75%, 10/03/18		1,602	1,619,749
Smurfit Kappa Acquisitions:
Term Loan B4, 3.79% - 4.30%,
6/30/16	EUR	456	561,401
Term Loan C4, 4.04% - 4.54%,
3/31/17		450	557,829

			2,738,979

Diversified Consumer Services – 3.6%
Coinmach Service Corp.:
Delayed Draw Term Loan,
3.25%, 11/20/14	USD	484	463,756

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services (concluded)
Coinmach Service Corp. (concluded):
Term Loan B, 3.25%,
11/20/14	USD	2,212	$2,120,725
Education Management LLC, Term
Loan C3, 8.25%, 3/29/18		823	785,331
Laureate Education, Inc., Extended
Term Loan, 5.25%, 8/15/18		4,326	4,158,710
ServiceMaster Co.:
Delayed Draw Term Loan,
2.75%, 7/24/14		251	249,555
Term Loan, 2.75% - 2.97%,
7/24/14		2,520	2,506,053
Weight Watchers International,
Inc., Term Loan F, 3.75%,
3/15/19		1,716	1,709,987

			11,994,117

Diversified Financial Services – 2.3%
Residential Capital LLC.:
DIP Term Loan A1, 5.00%,
11/18/14		1,550	1,556,789
DIP Term Loan A2, 6.75%,
11/18/14		225	227,063
Reynolds Group Holdings, Inc.,
Term Loan B, 6.75%, 2/09/18	EUR	4,884	6,019,922

			7,803,774

Diversified Telecommunication Services – 4.1%
Hawaiian Telcom Communications,
Inc., Term Loan B, 7.00%,
2/28/17	USD	1,470	1,467,251
Integra Telecom Holdings, Inc.,
Term Loan B, 9.25%, 4/15/15		1,985	1,913,177
Level 3 Financing, Inc.:
Term Loan B2, 5.75%,
9/03/18		4,100	4,108,979
Term Loan B3, 5.75%,
8/31/18		2,025	2,029,435
Tranche A Term Loan,
2.50% - 2.71%, 3/13/14		2,550	2,539,800
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17		1,903	1,777,792

			13,836,434

Electronic Equipment, Instruments & Components – 0.8%
CDW LLC(FKA CDW Corp.),
Extended Term Loan, 4.00%,
7/14/17		1,359	1,319,211
Sensata Technologies Finance Co.
LLC, Term Loan, 4.00%,
5/11/18		1,416	1,415,508

			2,734,719

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services – 3.4%
Dynegy Midwest Generation LLC,
Coal Co. Term Loan, 9.25%,
8/04/16	USD	1,136	$1,165,891
Dynegy Power LLC, Gas Co. Term
Loan, 9.25%, 8/04/16		1,444	1,498,963
MEG Energy Corp., Term Loan B,
4.00%, 3/16/18		6,054	6,051,707
Tervita Corp.:
Incremental Term Loan,
6.50%, 10/17/14		925	925,933
Term Loan B, 3.25%, 11/14/14		1,792	1,755,719

			11,398,213

Food & Staples Retailing – 2.8%
AB Acquisitions UK Topco 2 Ltd.,
Facility B1, 3.57%, 7/09/15	GBP	4,525	6,679,777
Iceland Foods Group Ltd., Term
Loan B1, 6.07%, 4/13/19		1,000	1,574,576
US Foods, Inc., Extended Term
Loan B, 5.75%, 3/31/17	USD	1,304	1,240,315

			9,494,668

Food Products – 3.6%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%,
9/30/16		1,430	1,435,389
Term Loan (Second Lien),
11.25%, 9/29/17		1,530	1,536,701
Birds Eye Iglo Group Ltd. (Liberator
Midco Ltd.), Term Loan B,
4.66%, 4/30/16	EUR	2,620	3,216,672
Del Monte Corp., Term Loan,
4.50%, 3/08/18	USD	2,508	2,446,742
Michael Foods Group, Inc., Term
Loan B, 4.25%, 2/23/18		312	310,947
Pinnacle Foods Finance LLC, Term
Loan E, 4.75%, 10/17/18		1,380	1,373,204
Solvest Ltd. (Dole):
Tranche B-2 Term Loan,
5.04%, 7/06/18		579	578,655
Tranche C-2 Term Loan,
5.00% - 6.00%, 7/06/18		1,035	1,035,489

			11,933,799

Health Care Equipment & Supplies – 5.0%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19		2,325	2,322,466
Biomet, Inc., Term Loan B,
3.25% - 3.47%, 3/25/15		480	478,761
BSN Medical, Term Loan B, 6.00%,
7/27/19		2,000	2,005,000
DJO Finance LLC:
Term Loan B2, 5.25%,
11/01/16		413	408,635
Term Loan B3, 6.25%,
9/15/17		2,778	2,776,648

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Hologic, Inc., Term Loan B, 4.50%,
7/19/19	USD	5,395	$5,428,719
Hupah Finance, Inc., Term Loan B,
6.25%, 1/21/19		958	963,183
Immucor, Inc., Term Loan B,
7.25%, 8/17/18		1,747	1,753,892
LHP Hospital Group, Inc., Term
Loan, 9.00%, 7/03/18		570	570,000

			16,707,304

Health Care Providers & Services – 3.7%
CHS/Community Health Systems, Inc., Non-Extended Term Loan,
2.50% - 2.72%, 7/25/14		1,126	1,122,249
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,186	1,187,037
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		2,195	2,190,754
Emergency Medical Services Corp., Term Loan, 5.25%, 5/25/18		1,641	1,639,830
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		735	720,013
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,218	1,180,173
HCA, Inc., Tranche B-3 Term Loan,
3.50%, 5/01/18		630	619,088
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		700	651,417
Incremental Term Loan B-3, 6.75%, 5/15/18		448	422,469
Medpace, Inc., Term Loan,
6.50% - 7.25%, 6/16/17		1,436	1,371,493
US Renal Care, Inc., First Lien
Term Loan, 6.25% - 7.25%,
7/02/19		1,370	1,380,275

			12,484,798

Health Care Technology – 1.2%
IMS Health, Inc., Term Loan B,
4.50%, 8/25/17		1,485	1,485,617
Kinetic Concepts, Inc., Term
Loan B, 7.00%, 5/04/18		1,746	1,768,490
MedAssets, Inc., Term Loan,
5.25%, 11/16/16		925	927,397

			4,181,504

Hotels, Restaurants & Leisure – 6.5%
Alpha D2 , Ltd., New Term Loan B,
5.75%, 4/28/17		1,387	1,387,953
Ameristar Casinos, Inc., Term
Loan B, 4.00%, 4/16/18		1,543	1,545,379
Boyd Gaming Corp., Incremental
Term Loan, 6.00%, 12/17/15		1,034	1,036,218

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.50%, 1/26/18	USD	250	$219,500
Incremental Term Loan B4, 9.50%, 10/31/16		1,374	1,384,484
Term Loan B1, 3.25%, 1/28/15		493	448,846
Term Loan B3, 3.25% - 3.46%, 1/28/15		4,849	4,413,215
DineEquity, Inc., Term Loan B,
4.25% - 5.25%, 10/19/17		72	72,535
Dunkin’ Brands, Inc., Term
Loan B2, 4.00%, 11/23/17		2,084	2,068,734
OSI Restaurant Partners LLC:
Revolver, 2.50%, 6/14/13		38	37,593
Term Loan B, 2.56%, 6/14/14		59	58,124
Sabre, Inc., Non Extended Initial
Term Loan, 2.25%, 9/30/14		613	598,483
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		1,171	1,167,162
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 4.25%, 12/20/18		1,885	1,881,965
Station Casinos, Inc., Term
Loan B1, 3.25%, 6/17/16		1,054	990,822
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		1,172	1,175,353
Wendy’s/Arby’s Restaurants LLC,
Term Loan B, 4.75%, 5/15/19		3,225	3,233,062

			21,719,428

Household Durables – 0.0%
Berkline/Benchcraft LLC, Term
Loan B, 14.00%, 11/03/11 (c)(f)		164	27,631

Household Products – 0.5%
Prestige Brands, Inc., Term Loan,
5.25% - 6.25%, 1/31/19		1,608	1,619,246

Independent Power Producers & Energy Traders – 0.9%
The AES Corp., Term Loan, 4.25%, 6/01/18		2,674	2,675,229
GenOn Energy, Inc., Term Loan B,
6.00%, 12/01/17		330	332,053

			3,007,282

Industrial Conglomerates – 1.3%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		437	437,214

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Industrial Conglomerates (concluded)
Sequa Corp. (concluded):
Term Loan, 3.72%, 12/03/14	USD	4,132	$4,078,521

			4,515,735

Insurance – 0.7%
Asurion LLC, Term Loan (First
Lien), 5.50%, 5/24/18		801	798,546
CNO Financial Group, Inc., Term
Loan B, 6.25%, 9/30/16		1,417	1,418,069

			2,216,615

Internet Software & Services – 0.4%
Web.com Group, Inc., Term Loan
B, 7.00%, 10/27/17		1,191	1,178,401

IT Services – 4.1%
Ceridian Corp., Extended Term
Loan, 6.00%, 5/31/17		1,077	1,061,797
First Data Corp.:
Extended Term Loan B, 4.25%,
3/23/18		7,420	6,900,401
Term Loan B-1, 3.00%,
9/24/14		696	675,834
Term Loan B-3, 3.00%,
9/24/14		281	272,619
InfoGroup, Inc., Term Loan, 5.75%,
5/25/18		442	385,683
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		332	332,621
NeuStar, Inc., Term Loan B, 5.00%,
11/08/18		1,092	1,093,115
SunGard Data Systems, Inc. (Solar
Capital Corp.), Tranche B Term
Loan, 3.87% - 4.09%, 2/26/16		271	270,894
TransUnion LLC, Term Loan B,
5.50%, 2/12/18		2,824	2,836,313

			13,829,277

Leisure Equipment & Products – 0.6%
Eastman Kodak Co., DIP Term
Loan B, 8.50%, 7/19/13		663	661,769
Freedom Group, Inc., Term Loan,
5.50%, 4/19/19		1,295	1,296,619

			1,958,388

Machinery – 2.1%
Intelligrated, Inc., First Lien Term
Loan, 6.75%, 6/30/19		1,200	1,182,000
Rexnord Corp., Term Loan B,
5.00%, 4/02/18		636	639,069
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	352	431,348
Term Loan B, 5.50%, 4/28/17	USD	1,589	1,596,690
Tomkins LLC, Term Loan B, 4.25%,
9/29/16		1,860	1,863,185

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
Wabash National Corp., Term
Loan B, 6.00%, 5/02/19	USD	1,461	$1,448,551

			7,160,843

Media – 18.5%
Acosta, Inc., Term Loan, 5.75%,
3/01/18		627	626,535
Affinion Group, Inc., Term Loan B,
5.00%, 7/15/15		742	644,391
AMC Entertainment, Inc., Term
Loan B3, 4.25%, 2/22/18		846	841,344
AMC Networks, Inc., Term Loan B,
4.00%, 12/31/18		1,782	1,771,985
Atlantic Broadband Finance LLC,
1st Lien Term Loan, 5.25%,
4/04/19		970	970,970
Bresnan Telecommunications Co.
LLC, Term Loan B, 4.50%,
12/14/17		798	799,206
Capsugel Healthcare Ltd., Term
Loan, 5.25%, 8/01/18		1,233	1,239,727
Catalina Marketing Corp.,
Extended Term Loan B, 5.75%,
9/29/17		1,440	1,370,633
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan,
2.50%, 7/03/14		197	179,392
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		1,112	1,056,536
Charter Communications Operating LLC:
Term Loan C, 3.50%, 9/06/16		484	481,362
Term Loan D, 4.00%, 5/15/19		188	187,967
Clarke American Corp., Term
Facility B, 2.75% - 2.96%,
6/30/14		50	45,337
Clear Channel Communications, Inc.:
Term Loan B, 3.90%, 1/28/16		2,100	1,588,293
Term Loan C, 3.90%, 1/28/16		413	309,074
Cumulus Media, Inc., Term Loan,
5.75%, 9/17/18		1,243	1,245,974
EMI Music Publishing Ltd., Term
Loan B, 5.50%, 11/14/17		1,215	1,220,565
Gray Television, Inc., Term Loan B,
3.75%, 12/31/14		1,467	1,454,586
Houghton Mifflin Harcourt
Publishing Co., DIP Term Loan B,
7.25%, 6/01/18		1,157	1,155,654
Hubbard Broadcasting, Term
Loan B (Second Lien), 5.25%,
4/28/17		993	992,431

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA,
Tranche B Term Loan, 5.25%,
4/02/18	USD	9,459	$9,460,919
Interactive Data Corp., Term
Loan B, 4.50%, 2/12/18		3,589	3,593,236
Kabel Deutschland GmbH:
Term Loan A1, 3.66%,
3/31/14	EUR	3,043	3,736,906
Term Loan D, 4.16%,
12/13/16		1,000	1,234,706
Term Loan E, 3.41%, 6/15/18		4,000	4,907,868
Term Loan F, 4.25%, 2/01/19	USD	2,045	2,039,029
Lavena Holding 4 GmbH
(Prosiebensat.1 Media AG):
Term Loan B, 2.95%, 3/06/15	EUR	304	319,144
Term Loan C, 3.32%, 3/04/16		608	642,027
Liberty Cablevision of Puerto Rico
Ltd., Term Loan B, 2.25%,
6/13/14	USD	1,425	1,417,875
LIN Television Corp., Term Loan B,
5.00%, 12/21/18		866	867,814
Newsday LLC:
Fixed Rate Term Loan,
10.50%, 8/01/13		1,500	1,520,160
Term Loan, 6.71%, 8/01/13		1,250	1,253,125
Nielsen Finance LLC, Class B
Term Loan, 4.00%, 5/02/16		1,701	1,704,142
Serpering Investments B.V.
(Casema NV), Term Loan B,
3.16%, 3/31/17	EUR	619	762,009
Sinclair Television Group, Inc.,
Tranche B Term Loan, 4.00%,
10/28/16	USD	1,403	1,401,333
Thomson Reuters (Healthcare)
Inc., Term Loan B, 6.75%,
6/06/19		1,360	1,360,571
Univision Communications, Inc.,
Extended Term Loan, 4.50%,
3/31/17		1,467	1,403,686
UPC Broadband Holding B.V., Term
Loan U, 4.38%, 12/29/17	EUR	775	942,950
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	1,180	1,177,546
Term Loan T, 3.75%,
12/30/16		195	192,888
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18		528	527,533
Weather Channel, Term Loan B,
4.25%, 2/13/17		2,251	2,252,455
WideOpen West Finance, LLP, First
Lien Term Loan, 6.25%,
7/12/18		1,370	1,355,272

			62,255,156

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining – 2.3%
Constellium Holdco B.V., Term
Loan B, 9.25%, 5/25/18	USD	795	$779,100
Novelis, Inc.:
Incremental Term Loan B2,
4.00%, 3/10/17		391	388,166
Term Loan, 4.00%, 3/10/17		3,279	3,249,138
SunCoke Energy, Inc., Term
Loan B, 4.00%, 7/26/18		842	834,138
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		2,608	2,569,778

			7,820,320

Multiline Retail – 2.0%
99 Cents Only Stores, Term
Loan B, 5.25%, 1/11/19		1,308	1,309,794
Hema Holding B.V.:
Term Loan (Second Lien),
5.37%, 1/05/17	EUR	3,800	4,363,802
Term Loan B, 2.37%, 7/06/15		167	195,327
Term Loan C, 3.12%, 7/05/16		167	194,301
The Neiman Marcus Group, Inc.,
Term Loan, 4.75%, 5/16/18	USD	750	743,670

			6,806,894

Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17		2,460	2,452,841
Everest Acquisition LLC, Term
Loan B, 6.50%, 5/24/18		1,160	1,173,050
Gibson Energy ULC, New Term
Loan B, 4.75%, 6/15/18		2,043	2,045,075
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		1,332	1,332,227

			7,003,193

Paper & Forest Products – 0.2%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13		550	555,159
Verso Paper Finance Holdings LLC,
Term Loan, 6.72% - 7.47%,
2/01/13 (g)		433	216,748

			771,907

Pharmaceuticals – 3.6%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		2,660	2,612,134
Pharmaceutical Product
Development, Inc., Term Loan B,
6.25%, 12/05/18		3,211	3,246,078
Quintiles Transnational Corp.,
Term Loan B, 5.00%, 6/08/18		1,307	1,305,153
RPI Finance Trust:
Incremental Tranche 2, 4.00%,
11/09/18		244	243,649

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
RPI Finance Trust (concluded):
Term Loan Tranche 2, 4.00%,
5/09/18	USD	903	$897,075
Valeant Pharmaceuticals International,
Inc.:
Add-On Term Loan B, 4.75%,
2/13/19		1,411	1,411,463
Series A Tranche B, 4.75%,
2/13/19		1,155	1,156,444
Warner Chilcott Corp.:
Term Loan B-1, 4.25%,
3/15/18		767	767,321
Term Loan B-2, 4.25%,
3/15/18		384	383,661

			12,022,978

Professional Services – 1.2%
Booz Allen Hamilton, Inc., New
Term Loan B, 4.50%, 8/11/19		1,715	1,720,145
Emdeon, Inc., Term Loan B1,
5.00%, 11/02/18		1,676	1,677,181
ON Assignment, Inc., Term Loan B,
5.00%, 5/15/19		669	664,027

			4,061,353

Real Estate Investment Trusts (REITs) – 0.8%
iStar Financial, Inc.:
Term Loan A1, 5.00%,
6/28/13		2,473	2,466,455
Term Loan A2, 7.00%,
6/30/14		95	94,797

			2,561,252

Real Estate Management & Development – 1.4%
Realogy Corp.:
Extended Letter of Credit,
4.50%, 10/10/16		285	270,032
Extended Synthetic Letter of
Credit, 3.25%, 10/10/13		68	63,781
Extended Term Loan, 4.50%,
10/10/16		4,318	4,091,027
Stockbridge SBE Holdings LLC,
Term Loan B, 13.00%, 5/02/17		225	220,781

			4,645,621

Road & Rail – 1.2%
Avis Budget Car Rental LLC,
Incremental Term Loan, 6.25%,
9/21/18		564	566,466
RAC Ltd., Term Loan B,
5.30% - 5.31%, 9/28/18	GBP	1,182	1,836,728
RailAmerica, Inc., Term Loan B,
4.00%, 3/01/19	USD	1,177	1,176,073

Floating Rate Loan Interests (b)	Par (000)		Value
Road & Rail (concluded)
Road Infrastructure Investment
LLC, Term Loan B, 6.25%,
3/30/18	USD	623	$620,320

			4,199,587

Semiconductors & Semiconductor Equipment – 0.7%
Freescale Semiconductor, Inc.,
Extended Term Loan B, 4.50%,
12/01/16		1,636	1,535,226
NXP B.V., Term Loan A-2, 5.50%,
3/03/17		808	806,307

			2,341,533

Software – 3.0%
Bankruptcy Management Solutions, Inc.:
Term Loan (First Lien), 7.50%,
8/20/14		719	213,448
Term Loan (Second Lien),
8.25%, 8/20/15		273	3,408
Blackboard, Inc., Term Loan B,
7.50%, 10/04/18		448	437,582
Lawson Software, Inc., Term
Loan B, 6.25%, 4/05/18		4,738	4,775,983
Magic Newco LLC, Term Loan
(Second Lien), 12.00%,
12/06/19		300	291,564
Sophia LP, Term Loan B, 6.25%,
7/19/18		1,426	1,437,480
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%,
6/07/19		2,438	2,431,718
Term Loan B-2, 5.00%,
6/07/19		252	251,557
Vertafore, Inc., Term Loan B,
5.25%, 7/29/16		339	337,746

			10,180,486

Specialty Retail – 6.1%
Academy Ltd., Term Loan, 6.00%,
8/03/18		1,891	1,899,726
Amscan Holdings, Inc., Term
Loan B, 5.75%, 7/10/19		2,270	2,272,837
Bass Pro Group LLC, Term Loan,
5.25%, 6/13/17		1,487	1,493,435
Burlington Coat Factory
Warehouse Corp., Term Loan
B1, 5.50%, 2/23/17		394	392,835
Claire’s Stores, Inc., Term Loan B,
3.00% - 3.20%, 5/29/14		1,540	1,469,628
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		2,230	2,227,837
The Gymboree Corp., Term Loan,
5.00%, 2/23/18		343	329,295
Harbor Freight Tools USA, Inc.,
Term Loan B, 5.50%, 11/14/17		1,130	1,127,650

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18	USD	589	$583,363
Michaels Stores, Inc.:
Extended Term Loan B3, 5.00%, 7/29/16		820	824,189
Term Loan B2, 5.00%, 7/29/16		780	784,228
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		2,008	2,002,029
Savers, Inc., Term Loan B, 6.25%, 7/09/19		940	948,225
Things Remembered, Inc., Term
Loan B, 8.00%, 5/24/18		830	813,400
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		594	561,635
Term Loan B2, 5.25%, 5/25/18		495	459,523
Term Loan B3, 5.25%, 5/25/18		510	474,300
The Yankee Candle Co., Inc., New
Term Loan B, 5.25%, 4/02/19		1,661	1,663,844

			20,327,979

Textiles, Apparel & Luxury Goods – 0.8%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,424	2,399,686
Phillips-Van Heusen Corp., Term
Loan B, 3.75%, 5/06/16	EUR	171	209,377

			2,609,063

Wireless Telecommunication Services – 1.5%
Crown Castle International Corp.,
Term Loan B, 4.00%, 1/31/19	USD	273	272,068
MetroPCS Wireless, Inc., Term
Loan B-3, 4.00%, 3/16/18		1,054	1,047,735
Vodafone Americas Finance 2, Inc. (g):
Term Loan, 6.88%, 8/11/15		2,647	2,753,036
Term Loan B, 6.25%, 7/11/16		825	841,500

			4,914,339

Total Floating Rate Loan Interests – 120.4%			404,064,339

Foreign Agency Obligations
Argentina Bonos:
0.79%, 8/03/12 (b)		1,250	1,230,442
7.00%, 10/03/15		2,000	1,603,833
Colombia Government
International Bond, 4.02%,
3/17/13 (b)		180	182,250

Foreign Agency Obligations	Par (000)		Value
Uruguay Government International Bond, 6.88%, 1/19/16	EUR	950	$1,337,783

Total Foreign Agency Obligations – 1.3%			4,354,308

Other Interests (h)	Beneficial Interest (000)
Auto Components – 0.0%
Lear Corp. Escrow (c)	USD	500	5,625

Diversified Financial Services – 0.3%
JG Wentworth LLC Preferred Equity Interests (c)		1	1,176,896

Hotels, Restaurants & Leisure – 0.0%
Wembley Contigent (c)		2	7,500

Household Durables – 0.0%
Berkline Benchcraft Equity LLC (c)		6	–

Total Other Interests – 0.3%			1,190,021

Warrants (i)	Shares
Chemicals – 0.0%
British Vita Holdings Co. (Non- Expiring)		166	–

Media – 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		19,023	–
(Expires 9/30/14)		3,424	–

			–

Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		251	–
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)		89,025	–

			–

Total Warrants – 0.0%			–

Total Long-Term Investments
(Cost – $501,189,147) – 146.8%			492,665,411

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)	1,479,080	$1,479,080

Total Short-Term Securities
(Cost – $1,479,080) – 0.4%		1,479,080

Options Purchased	Contracts
Over-the-Counter Call Options – 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Group, Inc.	26	–

Total Options Purchased
(Cost – $25,422) – 0.0%		–

Total Investments (Cost - $502,693,649*) – 147.2%		494,144,491
Liabilities in Excess of Other Assets – (47.2)%		(158,473,338)

Net Assets – 100.0%		$335,671,153

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$500,105,448

Gross unrealized appreciation	$7,871,994
Gross unrealized depreciation	(13,832,951)

Net unrealized depreciation	$(5,960,957)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Convertible security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,071,567	407,513	1,479,080	$1,069

(k)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
CHF	Swiss Franc
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Credit default swaps on traded indexes - buy protection outstanding as of July 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX North
America High Yield
Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	$4,455	$ (131,077)

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,171,594	CAD	6,272,000	UBS AG	10/17/12	$(72,392)
USD	1,107,652	CHF	1,055,000	Citigroup, Inc.	10/17/12	24,876
USD	368,190	GBP	235,000	Citigroup, Inc.	10/17/12	(241)
USD	16,192,202	GBP	10,398,000	UBS AG	10/17/12	(109,678)
USD	333,478	GBP	215,000	UBS AG	10/17/12	(3,597)
USD	51,381,407	EUR	41,856,500	UBS AG	10/22/12	(170,800)

Total						$(331,832)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	–	$1,208,018	$6,077,133	$7,285,151
Common Stocks	$225,801	2,782,191	344,497	3,352,489
Corporate Bonds	–	72,419,103	–	72,419,103
Floating Rate Loan Interests	–	376,828,797	27,235,542	404,064,339
Foreign Agency Obligations	–	1,520,033	2,834,275	4,354,308
Other Interests	–	–	1,190,021	1,190,021
Short-Term Securities	1,479,080	–	–	1,479,080

Total	$1,704,881	$454,758,142	$37,681,468	$494,144,491

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$24,876	–	$24,876
Liabilities:
Credit contracts		(131,077)		(131,077)
Foreign currency exchange contracts	–	(356,708)	–	(356,708)

Total	–	$(462,909)	–	$(462,909)

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	12

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,341	–	–	$7,341
Foreign currency	304,576			304,576
Liabilities:
Loans payable	–	$(139,000,000)		(139,000,000)

Total	$311,917	$(139,000,000)	–	$(138,688,083)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Foreign Agency Obligations	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2011	$6,561,220	$234,634	$32,466,825	$2,961,954	$1,281,000	$227	$43,505,860
Transfers into Level 3[1]	–	340,560	551,832	–	–	–	892,392
Transfers out of Level 3[1]	–	(30)	(12,900,798)	–	–	–	(12,900,828)
Accrued discounts/premiums	80,178	–	57,267	118,206	–	–	255,651
Net realized gain (loss)	(90,904)	(1,973,689)	(800,555)	–	182	–	(2,864,966)
Net change in unrealized appreciation/depreciation[2]	573,277	1,743,037	1,164,119	(245,885)	(90,979)	(227)	3,143,342
Purchases	3,609,832	–	10,414,759	–	–	–	14,024,591
Sales	(4,656,470)	(15)	(3,717,907)	–	(182)	–	(8,374,574)

Closing Balance, as of July 31, 2012	$6,077,133	$344,497	$27,235,542	$2,834,275	$1,190,021	–	$37,681,468

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. Prior to January 31, 2012, only significant transfers into and out of Level 3 were required to be disclosed. For the interim period, February 1, 2012 through July 31, 2012, all transfers into and out of Level 3 are required to be disclosed. As of January 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2012, the Trust used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $12,900,828 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $43,228.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2012	13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 25, 2012